GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2)	12 Months Ended														12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 Trade Names Member EUR (€)	Dec. 31, 2012 Trade Names Member EUR (€)	Dec. 31, 2013 Mutual Funds Contracts EUR (€)	Dec. 31, 2012 Mutual Funds Contracts EUR (€)	Dec. 31, 2013 Core Deposits EUR (€)	Dec. 31, 2012 Core Deposits EUR (€)	Dec. 31, 2013 Customer Relationships EUR (€)	Dec. 31, 2012 Customer Relationships EUR (€)	Dec. 31, 2013 Computer Software Intangible Asset EUR (€)	Dec. 31, 2012 Computer Software Intangible Asset EUR (€)	Dec. 31, 2013 Maximum Core Deposits	Dec. 31, 2013 Maximum Customer Relationships	Dec. 31, 2013 Maximum Computer Software Intangible Asset	Dec. 31, 2013 Minimum Core Deposits	Dec. 31, 2013 Minimum Customer Relationships
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	$ 139,000,000	€ 100,000,000	€ 110,000,000	€ 99,000,000
Change In International [Abstract]
additions and disposals in other private equity business		(32,000,000)	70,000,000
foreign exchange differences-international		(1,000,000)	(7,000,000)
foreign exchange differences-Turkish		(487,000,000)	86,000,000
Impairment Losses			123,000,000
Goodwill impairment of Vojvodjanska			103,000,000
Goodwill impairment of private equity business of Group		9,000,000	20,000,000
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One		74,000,000
Future Amortization Expense Year Two		53,000,000
Future Amortization Expense Year Three		38,000,000
Future Amortization Expense Year Four		21,000,000
Future Amortization Expense Year Five		11,000,000
Goodwill Software And Other Intagibles Turkish Banking [Abstract]
Turkish Pretax Discount Rate	19.00%	19.00%	19.60%
Turkish Banking Operations Terminal growth rate	5.50%	5.50%	5.20%
Turkish Decrease In Terminal Growth Rate	1.00%	1.00%
Turkish Increase Of Discount Rate Leads To Decrease Fair Value		200,000,000	300,000,000
Turkish Decrease In Terminal Growth Rate Discount Rate Leads To Decrease Fair Value		400,000,000	200,000,000
Turkish Decrease In Forecast Amounts Available For Dividents Rate	5.00%	5.00%
Turkish Decrease In Forecast Amounts Available For Dividents Rate Leads To Decrease Fair Value		200,000,000	300,000,000
Turkish Increase Of Discount Rate	1.00%	1.00%
Amount of fair value of reporting unit in excess of carrying amount		100,000,000
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value									5,000,000	7,000,000	6,000,000	24,000,000	4,000,000	6,000,000
Useful lives															11 years	11 years	20 years	6 years	6 years
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value					€ 106,000,000	€ 131,000,000	€ 2,000,000	€ 2,000,000